Convertible Promissory Notes (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible Promissory Notes, net of debt discount	$ 2,487,888	$ 2,598,336	$ 2,470,810
Less current portion	946,008	390,987	485,837
Total long-term liabilities	$ 1,541,880	$ 2,207,349	$ 1,984,973